Share-Based Payments	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments
At December 31, 2011, we had three share-based compensation plans.
The 1990 Equity Incentive Plan
The 1990 Equity Incentive Plan ("EI Plan") generally provides for two types of grants for our employees: stock options for shares of Class B common stock and restricted stock awards of Class B common stock. The stock options have a term of 10 years and one-third of the stock option award vests in each of the three successive years after the date of grant. There were no awards granted under the EI Plan in 2011, 2010 or 2009 and we are not expecting to grant any new awards under this plan.
Equity Compensation Plan for Non-Employee Directors
The Equity Compensation Plan for Non-Employee Directors ("EC Plan") provides for awards of shares of Class B common stock or options for shares of Class B common stock. Awards vest after completion of the director's annual term. The compensation cost associated with the EC plan is amortized over the directors' term. There were no awards granted under the EC Plan in 2011, 2010 or 2009 and we are not expecting to grant any new awards under this plan.
Molson Coors Brewing Company Incentive Compensation Plan
During 2011, 2010 and 2009, we issued the following awards related to shares of Class B common stock to certain directors, officers, and other eligible employees, pursuant to the Molson Coors Brewing Company Incentive Compensation Plan ("MCBC IC Plan"): restricted stock units ("RSUs"), deferred stock units ("DSUs"), performance units ("PUs"), stock options, and stock-only stock appreciation rights ("SOSARs").
RSU awards are issued at the market value equal to the price of our stock at the date of the grant and vest over a period of three years. In 2011, 2010 and 2009, we granted 0.3 million, 0.3 million and 0.2 million RSUs with a weighted-average market value of $44.27, $43.61 and $42.07 each, respectively. Prior to issuance, RSUs have no voting rights.
DSU awards, under the Directors' Stock Plan pursuant to the MCBC IC Plan, are elections made by non-employee directors of MCBC that enable them to receive all or one-half of their annual cash retainer payments in our stock. The deferred stock unit awards are issued at the market value equal to the average day's price on the date of the grant. The DSUs are paid in shares of stock upon termination of service. Prior to issuance, DSUs have no voting or dividend rights. In 2011, 2010 and 2009, we granted a small number of DSUs with a weighted-average market value of $43.53, $45.25 and $42.82 per share, respectively.
PUs are granted based on a target value established at the date of grant and vest upon completion of a service requirement. The payout value can range from zero to two times the target value based on achievement of specified adjusted earnings per share targets. Adjusted earnings per share is an internal measure calculated from our actual diluted earnings per share adjusted for special items and other significant benefits or charges as approved by the Company's compensation committee. The PU award value is calculated by multiplying the number of PUs granted by actual cumulative adjusted earnings per share over the specific performance period. The PU award value can be settled in cash or shares, or partly in cash and partly in shares, at the discretion of the Company. If settled in shares, it will be based on the closing Class B common stock price on the date of vesting. Prior to vesting, no shares are issued and PUs have no voting or dividend rights. We are unable to predict the vesting date share price and as a result, account for the PUs as liabilities, resulting in variable compensation expense until settled. The variability of compensation expense arises primarily from changing estimates of adjusted earnings per share. Changes in the price of Class B common stock during the vesting period do not impact compensation expense but will impact the number of shares ultimately issued if the awards are settled in stock. Compensation expense is determined based upon the estimated fair value and recognized over the requisite service period of the grant once we have determined that achievement of the performance condition is probable. If in the future it becomes improbable that the performance condition will be met, previously recognized compensation cost will be reversed, and no compensation cost will be recognized. The service condition vesting periods range from one to three years. In 2011, we granted 0.6 million PUs, all of which were outstanding as of December 31, 2011. In 2010 and 2009, we granted 0.7 million and 2.4 million PUs, respectively. The aggregate intrinsic value of PUs outstanding at December 31, 2011, and December 25, 2010 was $22.9 million and $20.6 million, respectively.
Stock options are granted with an exercise price equal to the market value of a share of common stock on the date of grant. Stock options have a term of 10 years and generally vest over three years. During 2011, we granted 0.7 million options with a weighted-average fair value of $9.60 each. During 2010, we granted 0.7 million options with a weighted-average fair value of $10.95 each. During 2009, we granted 0.7 million options with a weighted-average fair value of $10.33 each.
SOSARs were granted with an exercise price equal to the market value of a share of common stock on the date of grant. The SOSARs entitle the award recipient to receive shares of the Company's stock with a fair value equal to the excess of the trading price over the exercise price of such shares on the date of the exercise. SOSARs have a term of ten years and generally vest over three years. No SOSARs were granted in 2011, 2010 or 2009.
We record the fair value impact related to share-based compensation for our former employees, now employed by MillerCoors who hold previously granted MCBC share-based awards, on a quarterly basis. The additional mark-to-market cost is related to stock awards to be settled in Class B common stock. The mark-to-market share-based compensation before tax, related to MCBC equity awards, during the fiscal years 2011, 2010 and 2009, was a benefit of $0.1 million, and expenses of $2.6 million and $3.0 million, respectively. These amounts are included in the table below. As of the end of the second quarter of 2011, the share-based awards granted to former CBC employees now employed by MillerCoors became fully vested, as such; we recorded no such adjustment in the second half of 2011, and no further adjustments will be recorded related to these awards.
The following table summarizes components of the share-based compensation recorded as expense:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Options and SOSARs
Pre-tax compensation expense	$5.6	$6.4	$5.9
Tax benefit	(1.6)	(1.9)	(1.8)
After-tax compensation expense	4.0	4.5	4.1
RSUs and DSUs
Pre-tax compensation expense	10.3	16.2	15.1
Tax benefit	(2.6)	(4.6)	(4.1)
After-tax compensation expense	7.7	11.6	11.0
PUs
Pre-tax compensation expense	8.7	7.4	4.8
Tax benefit	(2.6)	(2.1)	(1.2)
After-tax compensation expense	6.1	5.3	3.6
Total after-tax compensation expense	$17.8	$21.4	$18.7

Included in the restricted stock pre-tax compensation expense was the DSU amortization of $0.7 million, $0.6 million, and $0.6 million for the fiscal years 2011, 2010 and 2009, respectively.

The summary of activity of unvested RSUs, DSUs and PUs during 2011 is presented below:

	RSUs and DSUs		PUs
	Units	Weighted-average grant date fair value	Units	Weighted-average grant date fair value
	(In millions, except per share amounts)
Non-vested as of December 25, 2010	0.9	$48.62	2.2	$9.45
Granted	0.3	$44.27	0.6	$13.51
Vested	(0.5)	$48.05	(0.7)	$6.98
Forfeited	(0.1)	$44.40	(0.1)	$11.32
Non-vested as of December 31, 2011	0.6	$43.35	2.0	$11.67

The total fair values of RSUs, DSUs, and PUs vested during 2011, 2010 and 2009 were $29.3 million, $15.0 million and $11.4 million, respectively.
As of December 31, 2011, there was approximately $25.1 million of total unrecognized compensation cost from all share-based compensation arrangements granted under the plans, related to unvested shares. This compensation is expected to be recognized over a weighted-average period of approximately 1.1 years.
The fair value of each option granted in 2011, 2010 and 2009 was determined on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
Risk-free interest rate	2.57%	2.95%	2.46%
Dividend yield	2.57%	2.22%	2.28%
Volatility range	25.3% - 29.4%	27.2% - 29.5%	28.7% - 28.9%
Weighted-average volatility	26.29%	27.86%	28.88%
Expected term (years)	4.0 - 7.7	5.0 - 7.0	5.0 - 7.0
Weighted-average fair value	$9.60	$10.95	$10.33

The risk-free interest rates utilized for periods throughout the contractual life of the options are based on a zero-coupon U.S. Treasury security yield at the time of grant. Expected volatility is based on historical volatility of our stock. The expected term of options is estimated based upon observations of historical employee option exercise patterns and trends. The range on the expected term results from separate groups of employees who exhibit different historical exercise behavior.
Options and SOSARs outstanding at December 31, 2011, changes during 2011, and shares available for grant under all of our plans are presented below:

	Shares outstanding				Shares exercisable at year-end
	Shares	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value	Shares	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 25, 2010	6.8	$37.92	4.89	$91.6	5.5	$36.41	4.02	$82.7
Granted	0.7	$44.18
Exercised	(0.4)	$33.87
Forfeited	—	$43.46
Outstanding as of December 31, 2011	7.1	$38.69	4.31	$43.1	5.7	$37.58	3.34	$42.6

The total intrinsic values of options exercised during 2011, 2010 and 2009 were $3.9 million, $16.0 million and $22.9 million, respectively. During 2011, 2010 and 2009, cash received from stock options exercises was $11.6 million, $38.5 million and $43.1 million, respectively, and the total tax benefit to be realized for the tax deductions from these option exercises was $4.5 million, $3.9 million and $21.7 million, respectively.
As of December 31, 2011, there were 3.7 million shares of the Company's stock available for the issuance as option, SOSAR, RSU, DSU, PSU, and PU awards under the MCBC IC Plan.